Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies
Accounting policies followed in interim financial statements

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard No. 34 (IAS 34), “Interim Financial Reporting”. The Parent Company applies the Swedish Financial Reporting Board recommendation RFR2, Accounting for legal entities. None of the new or amended standards and interpretations that became effective January 1, 2021, have had a significant impact on the Group’s financial reporting. Significant accounting principles can be found on pages 45-49 of the Annual Report for 2020.